Other Investments (Details) - Schedule of Continuity of Investments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Fair Value [Member]
Schedule of Continuity of Investments [Line Items]
Beginning	$ 15,540	$ 17,768
Loss (Gain) on equity investments designated as FVTOCI	(67)	(1,312)
Loss (Gain) equity investments designated as FVTPL	9,074	(2,318)
Acquisition	23,305	3,702
Disposal	(1,492)	(1,035)
Impact of foreign currency translation	(106)	(1,265)
Ending	46,254	15,540
Accumulated fair value change included in OCI [Member]
Schedule of Continuity of Investments [Line Items]
Beginning	(25,648)	(24,336)
Loss (Gain) on equity investments designated as FVTOCI	(67)	(1,312)
Loss (Gain) equity investments designated as FVTPL
Acquisition
Disposal
Impact of foreign currency translation
Ending	(25,715)	(25,648)
Accumulated fair value change included in P&L [Member]
Schedule of Continuity of Investments [Line Items]
Beginning	1,385	3,703
Loss (Gain) on equity investments designated as FVTOCI
Loss (Gain) equity investments designated as FVTPL	9,074	(2,318)
Acquisition
Disposal
Impact of foreign currency translation
Ending	$ 10,459	$ 1,385